Unaudited Condensed Consolidated Balance Sheets - USD ($)		Dec. 31, 2025	Jun. 30, 2025	Jun. 30, 2024
Current Assets:
Cash		$ 4,042,661	$ 5,648,749	$ 3,751,921
Accounts receivable, net		288,319	287,193	261,821
Prepayments and other current assets		7,900,779	788,351	555,070
Short-term investment			10,300,869
Total Current Assets		12,649,632	18,375,425	5,109,072
Vessels, net		47,871,907	49,722,428	53,223,618
Property and equipment, net		47,882	6,506	4,686
Deferred dry dock cost, net		1,107,701	682,637	959,924
Right-of-use asset-operating lease, net			1,560,385	4,587,352
Deferred IPO cost				287,835
Prepayments and other non-current assets		1,535,959	475,000	975,000
Total Non-Current Assets		50,563,449	52,446,956	60,038,415
Total Assets		63,213,081	70,822,381	65,147,487
Current Liabilities:
Current maturity of long-term loan		1,445,984	1,656,288	1,656,288
Accounts payable		854,400	1,025,427	1,035,506
Accrued expenses and other current liabilities		1,238,745	1,113,103	314,919
Operating lease liabilities – current			1,437,353	3,026,234
Financing lease liabilities – current		3,279,203	3,338,390	3,256,190
Long-term payable, current			507,479	1,050,000
Total Current Liabilities		28,818,311	34,064,396	35,404,025
Long-term loan		655,907	1,252,657	2,848,986
Long-term payable				440,129
Operating lease liabilities – non-current				1,572,994
Financing lease liabilities-non-current		9,035,680	10,677,310	13,948,550
Convertible debt		117,605
Total Non-Current Liabilities		9,809,192	11,929,967	18,810,659
Total Liabilities		38,627,503	45,994,363	54,214,684
COMMITMENTS AND CONTINGENCIES
Shareholders’ Equity:
Ordinary shares, value	[1]		2,668	2,500
Subscription receivable				(1,350,000)
Additional paid-in capital		14,897,248	12,457,680	3,016,900
Retained earnings		9,685,281	12,367,670	9,263,403
Total Shareholders’ Equity		24,585,578	24,828,018	10,932,803
Non-controlling interest
Total Equity		24,585,578	24,828,018	10,932,803
Total Liabilities and Shareholders’ Equity		63,213,081	70,822,381	65,147,487
Class A Ordinary Shares
Shareholders’ Equity:
Ordinary shares, value	[2]	2,533	2,152
Class B Ordinary Shares
Shareholders’ Equity:
Ordinary shares, value	[2]	516	516
Related Party
Current Assets:
Accounts receivable		5,000	1,018,315	136,942
Due from related parties		412,873	331,948	403,318
Current Liabilities:
Contract liabilities		497,360	433,125	213,209
Due to related parties		$ 21,502,619	$ 24,553,231	$ 24,851,679

[1]	Shares and per share data are presented on a retroactive basis to reflect the recapitalization as described in Note 12.
[2]	Shares and per share data are presented on a retroactive basis to reflect the recapitalization and 25:1 share consolidation effective April 2, 2026 as described in Note 13.